Summary Prospectus

August 31, 2018

Toreador Explorer Fund
Investor Class Ticker: TMRLX
Institutional Class Ticker: TMRZX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.toreadorfunds.com. You may also obtain this information at no cost by calling 800-673-0550. The Fund’s Prospectus and Statement of Additional Information, both dated August 31, 2018, are incorporated by reference into this Summary Prospectus.

Toreador Explorer Fund

Investment Objective

The investment objective of the Toreador Explorer Fund (the “Explorer Fund”) is long-term capital appreciation.

Fees and Expenses of the Explorer Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class		Investor Class

Redemption Fee as a % of amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%		2.00%
Maximum deferred sales charge (load) (as a percentage of the net asset value at time of purchase)	None		None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.14%		1.14%

Distribution (12b-1) and Service Fees	None		0.25%

Other Expenses

Shareholder Services Plan	0.08%		0.17%

Other Expenses	0.75%		0.86%

Total Other Expenses	0.83%		1.03%

Total Annual Fund Operating Expenses(1)	1.97%		2.42%

Less Fee Waivers and/or Expense Reimbursements(1)	(1.14%	)	(1.34%	)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)	0.83%		1.08%

(1)
Toreador Research & Trading LLC (the “Adviser”) has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Explorer Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the Investment Company Act of 1940, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.83% of the average daily net assets of the Explorer Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Explorer Fund within three years following the date such waiver and/or reimbursement was made, provided that the Explorer Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties. Prior to October 1, 2017, the Adviser had agreed to limit the total expenses of the Explorer Fund (with the same exclusions noted above) to 1.14% through August 31, 2019.

Example:

The following example is intended to help you compare the cost of investing in the Explorer Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Explorer Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Explorer Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$85	$508	$957	$2,204
Investor Class	$110	$626	$1,169	$2,654

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.

Portfolio Turnover

The Explorer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Explorer Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Explorer Fund Operating Expenses or in the example, affect the Explorer Fund’s performance. During the most recent fiscal year ended April 30, 2018, the Explorer Fund’s portfolio turnover rate was 82.63% of the average value of its portfolio.

Principal Investment Strategies

The Explorer Fund invests primarily in equity securities of companies of a size similar to those in the Russell 2000® Index. As of May 11, 2018, the Russell 2000® Index was composed of companies having market capitalizations of between $159.2 million and $5.0 billion.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

The Explorer Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Explorer Fund’s portfolio when the trading price of the company’s stock exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

Principal Risks

The principal risk of investing in the Explorer Fund is that the value of its investments are subject to market, economic and business risk that may cause the Explorer Fund’s net asset value (“NAV”) to fluctuate over time. Therefore, the value of your investment in the Explorer Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Explorer Fund’s investment objective. An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Explorer Fund is also subject to the following additional principal risks:

Equity Securities Risk – Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Market Risk – The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period of time.

Management Risk – The strategies used by the Adviser may fail to produce the intended result.

Small Cap Risk – Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Risks of Investment Selection and Asset Allocation – The Explorer Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Risk of Other Equity Securities –

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment Company Securities Risk – The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Explorer Fund’s holdings at the most optimal time, which may result in a loss.

ETF Risk – ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Explorer Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Explorer Fund’s ability to sell its shares.

Portfolio Turnover Risk – The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.

Performance Information

The bar chart below shows the Explorer Fund’s annual return for the Institutional Class shares (the Class with the longest period of annual returns) as of December 31, 2017. The performance of Investor Class shares will differ due to differences in expenses.

The table below shows how the Explorer Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Explorer Fund. Past performance of the Explorer Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Explorer Fund’s Institutional Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

Institutional Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 9.35% (quarter ended December 31, 2016) and the lowest quarterly return was -1.57% (quarter ended June 30, 2016).

Year to date return as of June 30, 2018 was 4.67%.

Average Annual Returns for Periods Ended December 31, 2017

Return Before Taxes	One Year	Since Inception*

Institutional Class Shares	17.53%	8.20%
Investor Class Shares	17.29%	8.60%

Return After Taxes – Institutional Class Shares

Return After-Taxes on Distributions	16.55%	7.85%
Return After-Taxes on Distributions and Sale of Fund Shares	9.92%	6.17%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	14.65%	9.39%

* Institutional Class shares commenced operations on June 11, 2015 and Investor Class shares commenced operations on June 30, 2015.

After-tax returns are shown for the Institutional Class shares only. After-tax returns for the Investor Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Explorer Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Toreador Research & Trading, LLC serves as the investment adviser to the Explorer Fund.

Portfolio Managers

Mr. Paul Blinn and Mr. Rafael Resendes have served as the Portfolio Managers to the Explorer Fund since the Explorer Fund’s inception in April 2015.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Explorer Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Explorer Fund either through a financial adviser or directly from the Explorer Fund. The minimum initial purchase or exchange into the Explorer Fund is $1,000 for Investor Class shares and $10,000 for Institutional Class shares. Subsequent investments must be in amounts of $100 or more for Investor Class shares and Institutional Class shares. The Explorer Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Explorer Fund intends to make distributions that may be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Explorer Fund through a broker-dealer or other financial intermediary (such as a bank), the Explorer Fund and its distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Explorer Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.